Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund	Dec. 30, 2024
Fidelity Japan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.87%
Past 5 years	7.92%
Past 10 years	5.18%
Fidelity Japan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.01%
Past 5 years	7.04%
Past 10 years	4.72%
Fidelity Japan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.24%
Past 5 years	6.27%
Past 10 years	4.20%
TK001
Average Annual Return:
Past 1 year	20.04%
Past 5 years	6.85%
Past 10 years	5.44%